UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21218

Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New York Municipal Bond Fund II

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 154.2%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.1%
New York Environmental Facilities Corp., 5.00%, 11/15/33	$500	$626,565
New York Environmental Facilities Corp., 5.00%, 10/15/39	750	855,097

		$1,481,662

Education — 20.7%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	$110	$131,369
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	605	724,977
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	60	70,701
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,501,236
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,465,689
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	565	687,170
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	685,097
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	377,497
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,162,670
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	631,380

		$7,437,786

Electric Utilities — 4.0%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$1,160	$1,437,159

		$1,437,159

Escrowed/Prerefunded — 1.0%
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/17, 5.00%, 5/1/26	$335	$347,268

		$347,268

General Obligations — 10.3%
Long Beach City School District, 4.50%, 5/1/26	$770	$862,207
New York, 5.00%, 2/15/34(1)	1,000	1,175,570
New York City, 5.00%, 8/1/34(1)	1,350	1,650,240

		$3,688,017

Hospital — 12.1%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.00%, 7/1/35(2)	$1,500	$1,842,150
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	135	153,433
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	204,205
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	500	556,895
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	269,601
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	970	1,107,876
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	165	197,439

		$4,331,599

Housing — 1.4%
New York Mortgage Agency, 3.55%, 10/1/33	$495	$522,255

		$522,255

Industrial Development Revenue — 1.4%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$380	$513,046

		$513,046

Security	Principal Amount (000’s omitted)	Value
Insured-Education — 17.0%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$302,618
New York Dormitory Authority, (Barnard College), (NPFG), Prerefunded to 7/1/17, 5.00%, 7/1/24	1,150	1,200,336
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.00%, 7/1/34	345	388,839
New York Dormitory Authority, (Pratt Institute), (AGC), Prerefunded to 7/1/19, 5.125%, 7/1/39(3)	545	616,275
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37(3)	850	889,321
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,699,317

		$6,096,706

Insured-Electric Utilities — 3.2%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 5.50%, 5/1/33	$500	$567,500
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	500	574,510

		$1,142,010

Insured-Escrowed/Prerefunded — 8.0%
Metropolitan Transportation Authority, Dedicated Tax Revenue, (AGM), (NPFG), Prerefunded to 11/15/16, 5.00%, 11/15/31	$1,000	$1,017,130
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	905	1,005,871
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/19	185	195,034
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/20	190	200,306
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/22	210	222,109
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/23	220	232,685

		$2,873,135

Insured-General Obligations — 9.8%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$600,254
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24(3)	560	633,528
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	274,255
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	196,398
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	202,097
Oyster Bay, (AGM), 4.00%, 8/1/28	725	799,595
Sachem Central School District, (NPFG), 4.25%, 10/15/28	410	414,535
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	391,342

		$3,512,004

Insured-Hospital — 3.0%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$538,240
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	523,260

		$1,061,500

Insured-Other Revenue — 2.9%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$1,043,356

		$1,043,356

Insured-Special Tax Revenue — 3.6%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$598,954
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	479,094
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	216,049

		$1,294,097

Other Revenue — 8.0%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$614,383
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,258,273

		$2,872,656

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 24.7%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(4)	$500	$597,855
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,380,245
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	765,999
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,228,937
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	607,990
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30	1,410	1,792,124
Sales Tax Asset Receivables Corp., 5.00%, 10/15/31	390	493,958

		$8,867,108

Transportation — 19.0%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,332,840
Nassau County Bridge Authority, 5.00%, 10/1/35	350	399,347
Nassau County Bridge Authority, 5.00%, 10/1/40	65	73,848
New York Bridge Authority, 5.00%, 1/1/26	205	248,185
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,374,503
Niagara Falls Bridge Commission, 5.00%, 10/1/24	200	255,388
Niagara Falls Bridge Commission, 5.00%, 10/1/26	160	200,597
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	1,015,603
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	366,132
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	547,515

		$6,813,958

Total Tax-Exempt Investments — 154.2% (identified cost $49,848,206)		$55,335,322

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (4.9)%		$(1,750,072)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (32.1)%		$(11,500,000)

Other Assets, Less Liabilities — (17.2)%		$(6,191,499)

Net Assets Applicable to Common Shares — 100.0%		$35,893,751

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 30.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 12.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $222,855.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Sep-16	$(2,440,087)	$(2,585,156)	$(145,069)

						$(145,069)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

NPFG	-	National Public Finance Guaranty Corp.

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $145,069.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$42,648,519

Gross unrealized appreciation	$5,842,623
Gross unrealized depreciation	(255,820)

Net unrealized appreciation	$5,586,803

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$55,335,322	$—	$55,335,322
Total Investments	$—	$55,335,322	$—	$55,335,322

Liability Description
Futures Contracts	$(145,069)	$—	$—	$(145,069)
Total	$(145,069)	$—	$—	$(145,069)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016